DIVIDEND NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Dividend Notes Payable
SCHEDULE OF DIVIDENDS DECLARED, DISTRIBUTED, AND ACCRUED	Dividends declared, distributed, and accrued are as follows:
	March 31,	December 31,
	2025	2024
Accrued interest on dividends payable	$576,036	$515,677
Dividends payable	$4,023,923	$4,023,923
Dividends declared, distributed, and accrued are as follows as of December 31:
	2024	2023
Accrued interest on dividends payable	$515,677	$274,242
Dividends payable	$4,023,923	$4,023,923